FS ENERGY & POWER FUND (FSEP)

Access a pipeline of energy and power investments

FSEP FACTS
As of April 9, 2014

Public offering price*
$10.90

Current annualized distribution rate**
6.10%

Past performance is not a guarantee of future results.

FS Energy & Power Fund (FSEP) is a business development company (BDC) designed to provide a combination of income and growth. The Fund primarily invests in the income-oriented debt and equity securities of private U.S. energy and power companies.

Investment objectives

FSEP is a publicly registered non-traded BDC and opened to new investors in July 2011. A BDC allows individual investors, at low investment minimums, to invest in the same type of private companies as do large institutions, endowments and wealthy individuals. FSEP's investment objectives are to generate current income and capital appreciation.


Investing in
Energy and Power
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Franklin Square - Investing in U.S. Energy and Power
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Investment strategy

The Fund seeks to diversify its portfolio holdings across a diverse set of energy sub-sectors and geographic locations with a focus on investing in U.S. energy and power companies with:

- Deeply-rooted asset value
- Defensible market positions Proven management teams
- Commodity price management
- Viable exit strategy

While diversification and asset allocation alone cannot guarantee a profit nor eliminate the potential loss of principal, this flexibility may help the Fund provide investors with income and growth, while maintaining a focus on capital preservation.

Key facts[1]

Inception date
July 18, 2011

Registered shares[2]
300 million

Total capital raised (as of 3/4/2014)[2]
$2.0 billion

Sponsor commitment (as of 3/4/2014)[3]
$30.9 million

Total assets under management
$2.4 billion

Number of portfolio companies
104

Distribution frequency[4]
Monthly

Distribution reinvestment price
90% of the public offering price

Liquidity[5]
Quarterly tender offers

Minimum initial investment
$5,000

Tax reporting
Form 1099

1. As of December 31, 2013, unless otherwise noted.
2. Registered shares include shares registered in the initial public offering and in a follow-on offering that was declared effective by the SEC on May 13, 2013.
3. Includes $30.9 million in proceeds contributed by investors affiliated with FS Investment Advisor, LLC and GSO Capital Partners LP (GSO), including certain members of the Fund's board of trustees.
4. The payment of future distributions on FSEP's common shares is subject to the sole discretion of FSEP's board of trustees and applicable legal restrictions, and, therefore, there can be no assurance as to the amount or timing of any such future distributions.
5. FSEP intends to repurchase a limited number of common shares pursuant to quarterly tender offers. FSEP may amend, suspend or terminate its share repurchase program at any time. See the Fund's prospectus for more information.

Note: To invest in FSEP, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Alabama, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Nebraska, North Dakota, Ohio, Oklahoma, Oregon and Tennessee, impose different suitability standards. Please consult the prospectus for details.

*The public offering price of FSEP's common shares is subject to a sales load of up to 10% and offering expenses of up to 1.5%.

** Current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The current annualized distribution rate shown may be rounded. The Fund's previous distributions to shareholders were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Fund's affiliate, Franklin Square Holdings. See the Fund's filings with the SEC for additional information. The payment of future distributions on FSEP's common shares is subject to the discretion of FSEP's board of trustees and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS[2] Capital Partners, LLC (FS[2] Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS[2] Capital's due diligence obligations under the federal securities laws. FS[2] Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS[2] Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

FS ENERGY & POWER FUND (FSEP)

Access a pipeline of energy and power investments

FSEP FACTS
As of April 8, 2014

Public offering price*
$10.90

Current annualized distribution rate**
6.10%

Past performance is not a guarantee of future results.

An investment in common shares of FS Energy & Power Fund involves a high degree of risk and may be considered speculative. The following are some of the risks an investment in our common shares involves; however you should carefully consider all of the information found in the section of the prospectus entitled "Risk Factors." You should read and understand all of these risk factors before deciding to invest in our common shares.

- Because there is no public trading market for our common shares and we are not obligated to effectuate a liquidity event by a specified date, it will be difficult for you to sell your common shares. If you are able to sell your common shares before we complete a liquidity event, it is likely that you will receive less than you paid for them. While we intend to conduct quarterly tender offers for our common shares, only a limited number of our common shares will be eligible for repurchase and we may suspend or terminate the share repurchase program at any time.
- Our distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.
- Our investment policy is to invest, under normal circumstances, at least 80% of our total assets in securities of energy and power companies. The revenues, income (or losses) and valuations of energy and power companies can fluctuate suddenly and dramatically due to a number of environmental, regulatory, political and general market risks, which will impact our financial performance.
- An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.
- Investing in middle market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results.
- A lack of liquidity in certain of our investments may adversely affect our business.
- We are subject to financial market risks, including changes in interest rates, which may have a substantial negative impact on our investments.
- We have borrowed funds to make investments, which increases the volatility of our investments and may increase the risks of investing in our securities.
- We have limited operating history and are subject to the business risks and uncertainties associated with any new business.
- FSEP is a long-term investment for persons of adequate financial means who have no need for liquidity in their investment. To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, such as Kansas, impose higher suitability standards. Please consult the prospectus for a detailed description of the suitability standards imposed on investors, including heightened standards required by certain states.
- Our previous distributions to shareholders were funded (and our future distributions may be funded) in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to our affiliate, Franklin Square Holdings, L.P., or Franklin Square Holdings. Significant portions of these distributions may not be based on our investment performance and such waivers and reimbursements by Franklin Square Holdings may not continue in the future. If Franklin Square Holdings had not agreed (or does not agree) to reimburse certain of our expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings. The future repayment of amounts owed to Franklin Square Holdings will reduce the future distributions to which you would otherwise be entitled.
- We have elected to be treated, and intend to qualify annually as a RIC for federal income tax purposes. Failure to maintain our qualifications as a RIC would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance.
- As a result of the annual distribution requirement to maintain our qualification as a RIC, we will likely need to continually raise cash or borrow to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all.
- A significant portion of our portfolio is recorded at fair value as determined in good faith by our board of trustees and, as a result, there will be uncertainty as to the value of our portfolio investments.
- We have not identified specific future investments that we will make with the proceeds of this offering, and therefore investors will not have the opportunity to evaluate our investments prior to purchasing our common shares.
- We invest primarily in income-oriented securities of privately-held energy and power companies within the United States, including small and middle market companies. We intend to weight our portfolio towards senior and subordinated debt, but our portfolio may also include select income-oriented preferred or common equity interests that we believe will produce both current income and long-term capital appreciation. The senior debt in which we invest will typically be secured by assets of the issuing company. The collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Subordinated debt investments are typically unsecured, as are preferred and common equity interests, and this may involve a heightened level of risk, including a loss of principal or the loss of the entire investment.
- The potential for FS Advisor to earn incentive fees under the investment advisory and administrative services agreement may create an incentive for it to enter into investments that are riskier or more speculative than would otherwise be in our best interests, and, since the base management fee is based on gross assets, FS Advisor may have an incentive to increase portfolio leverage in order to earn higher base management fees. In addition, since GSO Capital Partners LP, our investment sub-adviser ("GSO"), will receive a portion of the advisory fees paid to FS Advisor, GSO may have an incentive to recommend investments that are riskier or more speculative.
- FS Advisor, its affiliates and GSO face conflicts of interest as a result of compensation arrangements, time constraints, competition for investments, which they will attempt to resolve in a fair and equitable manner, but which may result in actions that are not in our shareholders' best interests.
- The agreements governing our wholly-owned financing subsidiary's credit facility contain various covenants which, if not complied with, could accelerate repayment under the credit facility, which would materially and adversely affect our liquidity, financial condition and our ability to pay distributions to our shareholders. In addition, the credit facility exposes us to the risks of borrowing, also known as leverage, which may be considered a speculative investment technique. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested, therefore increasing the risks associated with investing in our securities.

Note: To invest in FSEP, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Alabama, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Nebraska, North Dakota, Ohio, Oklahoma, Oregon and Tennessee, impose different suitability standards. Please consult the prospectus for details.

***The public offering price of FSEP's common shares is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

**** Current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The current annualized distribution rate shown may be rounded. The Fund's previous distributions to shareholders were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Fund's affiliate, Franklin Square Holdings. See the Fund's filings with the SEC for additional information. The payment of future distributions on FSEP's common shares is subject to the discretion of FSEP's board of trustees and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.**

Corporate Governance

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

FS ENERGY & POWER FUND (FSEP)

Access a pipeline of energy and power investments

FSEP FACTS
As of April 8, 2014

Public offering price*
$10.90

Current annualized distribution rate**
6.10%

Past performance is not a guarantee of future results.

Holdings by investment type[1]

FSEP's investments are primarily concentrated in senior and subordinated debt securities of private U.S. energy and power companies that have a strong asset base to enhance downside protection. FSEP also makes select equity investments in energy companies that meet the Fund's investment objectives of current income generation and long-term capital appreciation.

This approach can create a balance between the capital preservation of debt and the upside potential of equity investments. FSEP's allocations may change over time to take advantage of market conditions.


5%
34%
61%
Senior debt (senior secured loans and secured bonds)
Subordinated debt
Equity/other

Holdings by energy sub-sector[1]

FSEP seeks to diversify its holdings across the energy industry. By not concentrating heavily in any one sub-sector, the Fund will be more balanced and diversified compared to other energy-focused funds that are more limited in their investment strategy or invest in only one energy sub-sector.

FSEP's current portfolio is weighted toward "Upstream" and "Service & Equipment" investments. Upstream energy companies find, develop and extract energy resources. Upstream companies are set to benefit directly from growing worldwide energy demand and present many attractive investment opportunities as companies look to expand natural gas and oil production. Service & Equipment companies supply specialized services and materials to aid in every step of the energy life cycle. This weighting may shift as market conditions and investment opportunities change over time. Downstream percentage is less than 1%.


32%
48%
7%
13%
Upstream
Midstream
Downstream
Power
Service & equipment

Holdings by geography

FS Energy & Power Fund has holdings in 31 states across the U.S.


FSEP investment footprint

GLOBAL HOLDINGS INCLUDE
Australia, Brazil, Canada, Gulf of Mexico, Scotland

1. As a percentage of fair value

Note: To invest in FSEP, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Alabama, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Nebraska, North Dakota, Ohio, Oklahoma, Oregon and Tennessee, impose different suitability standards. Please consult the prospectus for details.

***The public offering price of FSEP's common shares is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

**** Current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The current annualized distribution rate shown may be rounded. The Fund's previous distributions to shareholders were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Fund's affiliate, Franklin Square Holdings. See the Fund's filings with the SEC for additional information. The payment of future distributions on FSEP's common shares is subject to the discretion of FSEP's board of trustees and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.**

Corporate Governance

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS[2] Capital Partners, LLC (FS[2] Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS[2] Capital's due diligence obligations under the federal securities laws. FS[2] Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS[2] Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.



FS ENERGY & POWER FUND (FSEP)

Access a pipeline of energy and power investments

FSEP FACTS
As of April 8, 2014

Public offering price*
$10.90

Current annualized distribution rate**
6.10%

Past performance is not a guarantee of future results.

Average annual return[1]

Past performance is no guarantee of future results

Year to date as of 12/31/2013	1 year	3 year	5 year	Since inception 7/18/2011
10.68%	**10.68%**	**N/A**	**N/A**	**10.91%**

HIGHLIGHTS

Cumulative cash distributions per share[2]
$1.57

Cumulative share distribution % per share[2]
1.00%

1. The Fund calculates both NAV based returns and shareholder returns for the Fund. The shareholder returns quoted above are different from the NAV based returns and may be higher or lower. NAV-based returns are calculated using NAV performance and distributions declared during the period, and represent the total return on the Fund's investment portfolio rather than an actual return to shareholders. The shareholder returns are based on the Fund's public offering price, less sales commissions and dealer manager fees, and assume the reinvestment of distributions under FSEP's distribution reinvestment plan. NAV-based returns are disclosed in the public filings of the Fund. Average annual return is the compounded annual percentage return an investor received for the highlighted period taking into account all cash and share distributions during such period. The calculation assumes that the investor purchased common shares at FSEP's net public offering price as of the beginning of such period and reinvested all distributions pursuant to FSEP's distribution reinvestment plan. Valuation as of the end of the applicable period is based on 90% of the public offering price per common share as of January 7, 2014, which reflects the method utilized by FSEP in calculating the repurchase price paid to holders of its common shares pursuant to its share repurchase program. Annual returns are presented on a "net" basis and reflect the management and incentive fees, organization and offering expenses, interest expense on borrowed funds and other related expenses that are borne by FSEP investors, but excluding all sales commissions and dealer manager fees. If these had been deducted, performance would have been lower. For the year ended December 31, 2013, the ratio of FSEP's total operating expenses to its average net assets was 5.69%. For more information regarding FSEP's fees and expenses, investors should carefully review the periodic reports and other filings filed by FSEP with the SEC.
2. The payment of future distributions on FSEP's common shares is subject to the sole discretion of FSEP's board of trustees and applicable legal restrictions and, therefore, there can be no assurance as to the amount or timing of any such future distributions.

Note: To invest in FSEP, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Alabama, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Nebraska, North Dakota, Ohio, Oklahoma, Oregon and Tennessee, impose different suitability standards. Please consult the prospectus for details.

***The public offering price of FSEP's common shares is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

**** Current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The current annualized distribution rate shown may be rounded. The Fund's previous distributions to shareholders were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Fund's affiliate, Franklin Square Holdings. See the Fund's filings with the SEC for additional information. The payment of future distributions on FSEP's common shares is subject to the discretion of FSEP's board of trustees and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.**

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS² Capital Partners, LLC (FS² Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS² Capital's due diligence obligations under the federal securities laws. FS² Capital is entitled to compensation in connection with this offering including receiving selling commissions (which are generally reallowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS² Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

FS ENERGY & POWER FUND (FSEP)

Access a pipeline of energy and power investments

FSEP FACTS
As of April 9, 2014

Public offering price*
$10.90

Current annualized distribution rate**
6.10%

Past performance is not a guarantee of future results.

A team of experts from Franklin Square Capital Partners and GSO / Blackstone manages the Fund

FRANKLIN SQUARE CAPITAL PARTNERS

Innovative alternatives for the investing public

Franklin Square is a leading manager of alternative investment funds designed to enhance investors' portfolios by providing access to asset classes, strategies and asset managers that typically have been available to only the largest institutional investors. The firm's funds offer "endowment style" investment strategies that can help investors diversify their portfolios and manage risk.

FRANKLIN SQUARE CAPITAL PARTNERS ASSETS UNDER MANAGEMENT
Over $10 billion

NUMBER OF INVESTORS
165,000

FRANKLIN SQUARE AND GSO / BLACKSTONE HAVE COMMITTED[1]
Over $100 million across all funds

All data as of 12/31/2013

GSO CAPITAL PARTNERS
A Blackstone Company

Scale and expertise

GSO Capital Partners, the credit platform of Blackstone, is one of the largest global managers of leveraged loans and non investment grade credit. Their scale and expertise allow them to provide financing solutions that can enhance a business' financial flexibility, while seeking to capture opportunities for investors.

Blackstone is a global leader in the alternative asset management industry with over $265 billion in assets under management. Blackstone has more than 1,500 limited partners, including public and corporate pension funds, academic endowments and charitable foundations from over 52 countries.

GSO CAPITAL PARTNERS ASSETS UNDER MANAGEMENT
$65 billion

GLOBAL PRESENCE
- New York
- Dublin
- Houston
- London
- Sydney

All data as of 12/31/2013

1. Represents the total value as of 12/31/2013 of investments in Franklin Square's funds by investors affiliated with Franklin Square and GSO / Blackstone.

Note: To invest in FSEP, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Alabama, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Nebraska, North Dakota, Ohio, Oklahoma, Oregon and Tennessee, impose different suitability standards. Please consult the prospectus for details.

***The public offering price of FSEP's common shares is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

**** Current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The current annualized distribution rate shown may be rounded. The Fund's previous distributions to shareholders were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Fund's affiliate, Franklin Square Holdings. See the Fund's filings with the SEC for additional information. The payment of future distributions on FSEP's common shares is subject to the discretion of FSEP's board of trustees and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.**

Corporate Governance

FS[2] Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS[2] Capital Partners, LLC (FS[2] Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS[2] Capital's due diligence obligations under the federal securities laws. FS[2] Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS[2] Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

FS ENERGY & POWER FUND (FSEP)

Access a pipeline of energy and power investments

FSEP FACTS
As of April 8, 2014

Public offering price*
$10.90

Current annualized distribution rate**
6.10%

Past performance is not a guarantee of future results.

Investor-approved literature

Below are links to the investor-approved materials for FSEP. Please review the prospectus and other documents carefully and speak with your financial advisor before making any investment decision.

FSEP Investor Brochure
Fund overview

FSEP Quarterly Holdings Brochure
Quarterly listing of portfolio holdings

FSEP Investor Fact Sheet
Quarterly overview of key fund facts

FSEP Prospectus
In depth fund information

Presentations & reports

FSEP Q4 2013 Shareholder Conference Call
Replay of call held on 3/24/2014 at 2:00 p.m. EDT

Forms

FSEP Subscription Agreement
FSEP Transfer of Shares Form
Custodian Change Form
Financial Advisor Change Form
First Trust Retirement Account Form
Investor Change Form
IRA Reimbursement Form
Transfer on Death Form
Trustee Certification of Investment Powers Form

Note: To invest in FSEP, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Alabama, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Nebraska, North Dakota, Ohio, Oklahoma, Oregon and Tennessee, impose different suitability standards. Please consult the prospectus for details.

***The public offering price of FSEP's common shares is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

**** Current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The current annualized distribution rate shown may be rounded. The Fund's previous distributions to shareholders were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Fund's affiliate, Franklin Square Holdings. See the Fund's filings with the SEC for additional information. The payment of future distributions on FSEP's common shares is subject to the discretion of FSEP's board of trustees and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.**

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS² Capital Partners, LLC (FS² Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS² Capital's due diligence obligations under the federal securities laws. FS² Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally reallowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS² Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

This is neither an offer to sell nor a solicitation of an offer to buy any securities described herein. An offering is made only by a prospectus. Copies of the applicable fund's prospectus are available free of charge by contacting Franklin Square Capital Partners at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, Pennsylvania 19104, by phone at 215-495-1150 or by visiting its website at www.franklinsquare.com. The information on this website must be read in conjunction with the applicable fund's prospectus and other filings with the Securities and Exchange Commission (the "SEC") in order to fully understand all of the implications and risks of the offering of securities to which the applicable prospectus relates. A copy of the applicable prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. None of the SEC, the Attorney General of the State of New York or any state securities regulator has approved or disapproved of these securities or determined if the applicable fund's prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.

FS ENERGY & POWER FUND (FSEP)

Access a pipeline of energy and power investments

FSEP FACTS

As of April 8, 2014

Public offering price*

$10.90

Current annualized distribution rate**

6.10%

Past performance is not a guarantee of future results.

Prospectus & supplements

- FSEP Prospectus
- FSEP Prospectus Supplement #1
- FSEP Prospectus Supplement #2
- FSEP Prospectus Supplement #3
- FSEP Prospectus Supplement #4
- FSEP Prospectus Supplement #5
- FSEP Prospectus Supplement #6
- FSEP Prospectus Supplement #7
- FSEP Prospectus Supplement #8
- FSEP Prospectus Supplement #9
- FSEP Prospectus Supplement #10
- FSEP Prospectus Supplement #11
- FSEP Prospectus Supplement #12
- FSEP Prospectus Supplement #13

To view FSEP's filings with the Securities and Exchange Commission (SEC), click the link below.

You will be directed to a website created and maintained by an entity not affiliated with FS Energy & Power Fund or Franklin Square.

View FSEP's filings with the SEC

Note: To invest in FSEP, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Alabama, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Nebraska, North Dakota, Ohio, Oklahoma, Oregon and Tennessee, impose different suitability standards. Please consult the prospectus for details.

*The public offering price of FSEP's common shares is subject to a sales load of up to 10% and offering expenses of up to 1.5%.

** Current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The current annualized distribution rate shown may be rounded. The Fund's previous distributions to shareholders were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Fund's affiliate, Franklin Square Holdings. See the Fund's filings with the SEC for additional information. The payment of future distributions on FSEP's common shares is subject to the discretion of FSEP's board of trustees and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.

Corporate Governance

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

FS ENERGY & POWER FUND (FSEP)

Access a pipeline of energy and power investments

FSEP FACTS
As of April 9, 2014

Public offering price*
$10.90

Current annualized distribution rate**
6.10%

Past performance is not a guarantee of future results.

Corporate governance

Audit Committee Charter
Nominating and Corporate Governance Committee Charter
Code of Business Conduct, Ethics, and Statement on the Prohibition of Insider Trading
Amended and Restated Distribution Reinvestment Plan
FS Investment Advisor LLC Code of Business Conduct, Ethics, and Statement on the Prohibition of Insider Trading

Note: To invest in FSEP, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Alabama, Idaho, Iowa, Kansas, Kentucky, Maine, Massachusetts, Nebraska, North Dakota, Ohio, Oklahoma, Oregon and Tennessee, impose different suitability standards. Please consult the prospectus for details.

***The public offering price of FSEP's common shares is subject to a sales load of up to 10% and offering expenses of up to 1.5%.**

**** Current annualized distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The current annualized distribution rate shown may be rounded. The Fund's previous distributions to shareholders were funded (and future distributions may be funded) in significant part by the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Fund's affiliate, Franklin Square Holdings. See the Fund's filings with the SEC for additional information. The payment of future distributions on FSEP's common shares is subject to the discretion of FSEP's board of trustees and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.**

FS^2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | Member FINRA/SIPC

FS^2 Capital Partners, LLC (FS^2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS^2 Capital's due diligence obligations under the federal securities laws. FS^2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS^2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.